Stockholders’ (Deficit) Equity	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Staffing 360 Solutions, Inc. [Member]
Stockholders’ (Deficit) Equity [Line Items]
STOCKHOLDERS’ (DEFICIT) EQUITY

NOTE 9 — STOCKHOLDERS’ DEFICIT

The Company issued the following shares of common stock during the nine months ended September 28, 2024:

Shares issued to/for:	Number of Common Shares Issued	Fair Value of Shares Issued	Fair Value at Issuance (minimum and maximum per share)
Warrants Exercised	433,936	$3,602	$8.30	$8.30
Board and committee members	127,000	545	$0.28	$4.10
	560,936	$4,147

The Company issued the following shares of common stock during the nine-months ended September 30, 2023:

Shares issued to/for:	Number of Common Shares Issued	Fair Value of Shares Issued	Fair Value at Issuance (minimum and maximum per share)
Equity raise	188,452	$4,999	$26.50	$26.50
Employees	17,731	531	$28.20	$28.20
Board and committee members	16,000	243	$10.50	$31.30
	222,183	$5,773

Reverse Stock Split

On June 25, 2024, the Company effected the Reverse Stock Split. All share and per share information in this Quarterly Report on Form 10-Q, including the condensed consolidated financial statements and the notes thereto, has, where applicable, been retroactively adjusted to reflect the Reverse Stock Split.

Increase of Authorized Common Stock

On December 27, 2023, stockholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation (the “Charter”) to increase the number of authorized shares of common stock from 200,000,000 to 250,000,000 and to make a corresponding change to the number of authorized shares of capital stock. The number of shares of authorized Preferred Stock remained unchanged.

February 2023 Public Offering

On February 7, 2023, the Company entered into a securities purchase agreement (“February 2023 Purchase Agreement”) with an institutional, accredited investor (the “Investor”) for the issuance and sale, in a best efforts public offering (the “February 2023 Offering”), of (i) 31,500 units (the “Units”), each Unit consisting of one share of the Company’s common stock, and one warrant (the “February 2023 Warrants”) to purchase one share of common stock, and (ii) 156,952 pre-funded units (the “Pre-Funded Units”), each Pre-Funded Unit consisting of one pre-funded warrant (the “February 2023 Pre-Funded Warrants”) to purchase one share of common stock and one February 2023 Warrant. The public offering price was $26.532 per Unit and $26.522 per Pre-Funded Unit. The February 2023 Offering closed on February 10, 2023.

Subject to certain limitations described in the February 2023 Pre-Funded Warrants, the February 2023 Pre-Funded Warrants are immediately exercisable and may be exercised at a nominal consideration of $0.01 per share any time until all of the February 2023 Pre-Funded Warrants are exercised in full. A holder will not have the right to exercise any portion of the February 2023 Warrants or the February 2023 Pre-Funded Warrants if the holder (together with its affiliates) would beneficially own in excess of 4.99% or 9.99%, respectively (or at the election of the holder of such warrants, 9.99%) of the number of shares of common stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the February 2023 Warrants or the February 2023 Pre-Funded Warrants, respectively. However, upon notice from the holder to the Company, the holder may increase the beneficial ownership limitation pursuant to the February 2023 Warrants, which may not exceed 9.99% of the number of shares of common stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the February 2023 Warrants, provided that any increase in the beneficial ownership limitation will not take effect until 61 days following notice to the Company.

In connection with the February 2023 Offering, the Investor entered into a warrant amendment agreement (the “February 2023 Warrant Amendment Agreement”) with the Company to amend the exercise price of certain existing warrants to purchase up to an aggregate of 87,666 shares of Common Stock that were previously issued to the Investor, with an exercise price of $58.50 per share and an expiration date of January 7, 2028. Pursuant to the Warrant Amendment Agreement, the amended warrants have a reduced exercise price of $24.70 per share following the closing of the February 2023 Offering.

The Company utilized the net proceeds from the February 2023 Offering for general working capital purposes.

H.C. Wainwright & Co., LLC (“Wainwright”) acted as the Company’s exclusive placement agent in connection with the February 2023 Offering, pursuant to that certain engagement letter, dated as of January 4, 2023, as amended (the “Wainwright Engagement Letter”), between the Company and Wainwright. Pursuant to the Wainwright Engagement Letter, the Company paid Wainwright (i) a cash fee equal to 7.5% of the aggregate gross proceeds of the February 2023 Offering, (ii) a management fee of 1.0% of the aggregate gross proceeds of the February 2023 Offering, and reimbursed certain expenses and legal fees. In addition, the Company issued to Wainwright or its designees, warrants (the “February 2023 Placement Agent Warrants”) to purchase 14,134 shares of Common Stock at an exercise price equal to $33.165 per share. The February 2023 Placement Agent Warrants are exercisable immediately upon issuance and have a term of exercise equal to five years from the date of the February 2023 Purchase Agreement.

The Units, the Pre-Funded Units, the shares of common stock included as part of the Units and Pre-Funded Units, the February 2023 Pre-Funded Warrants, the February 2023 Warrants, the shares of common stock issuable upon the exercise of the February 2023 Pre-Funded Warrants and the February 2023 Warrants, the February 2023 Placement Agent Warrants and the shares of common stock issuable upon the exercise thereof were offered by the Company pursuant to a Registration Statement on Form S-1, as amended (File No. 333-269308), initially filed on January 20, 2023 with the Securities and Exchange Commission under the Securities Act of 1933, as amended, and declared effective on February 7, 2023.

Series A Preferred Stock — Related Party

As of September 28, 2024 and September 30, 2023, the Company had $125 of dividends payable to the Series A Preferred Stockholder, respectively.

Restricted Shares

The Company has issued shares of restricted stock to employees and members of the Board under its 2015 Omnibus Incentive Plan, 2016 Omnibus Incentive Plan, 2020 Omnibus Plan and 2021 Omnibus Inventive Plan. Under these plans, the shares are restricted for a period of three years from issuance. As of September 28, 2024, the Company has issued a total of 22,559 restricted shares of common stock to employees and Board members that remain restricted. In accordance with ASC 718, Compensation — Stock Compensation, the Company recognizes stock-based compensation from restricted stock based upon the fair value of the award at issuance over the vesting term on a straight-line basis.

The fair value of the award is calculated by multiplying the number of restricted shares by the Company’s stock price on the date of issuance. The impact of forfeitures has historically been immaterial to the financial statements. In the nine months ended September 28, 2024 and September 30, 2023, the Company recorded compensation expense associated with these restricted shares of $545 and $1,167, respectively. The table below is a rollforward of unvested restricted shares issued to employees and board of directors.

	Restricted Shares	Weighted Average Price Per Share
Outstanding at December 31, 2022	6,859	$67.20
Granted	33,731	23.00
Vested/adjustments	(17,769)	28.80
Outstanding at December 30, 2023	22,821	31.80
Granted	—	—
Vested/adjustments	(262)	11.84
Outstanding at September 28, 2024	22,559	$28.28

Warrants

In connection with the private placement consummated in July 2022 (the “July 2022 Private Placement”), on July 7, 2022, the Company entered into warrant amendment agreements (the “Warrant Amendment Agreements”) with each of the nine existing participating investors, which amended warrants to purchase up to 65,786 shares of common stock (prior to amendment, the “Original Warrants”). The Original Warrants had an exercise price that ranged from $185.00 to $380.00 per share and expiration dates that ranged from July 22, 2026 to November 1, 2026. The Warrant Amendment Agreements reduced the exercise price of the Original Warrants to $58.50 per share and extended the expiration date to January 7, 2028, the date that is five and one-half years following the closing of the July 2022 Private Placement. The Company calculated an incremental fair value of $837 by calculating the excess, of the fair value of the modified over the fair value of that instrument immediately before it is modified. This increase in fair value was recorded in additional paid in capital.

In connection with the Third A&R Agreement, the Company (i) issued to Jackson five year warrants to purchase up to an aggregate of 2,434 shares of common stock at an exercise price of $30.60 per share, which expire on October 27, 2027, and (ii) amended certain warrants held by Jackson to purchase up to an aggregate of 1,510 shares of common stock such that the exercise price was reduced from $600.00 per share to $30.60 per share, and the expiration date of the warrant was extended from January 26, 2026 to October 27, 2027, which resulted in a fair value adjustment of $29. These warrants were recorded as additional debt discount which will be amortized over the term of the Jackson Notes using the effective interest method.

In connection with the February 2023 Offering, the Company entered into the February 2023 Purchase Agreement with the Investor for the issuance and sale, in a best efforts public offering, of (i) 31,500 Units, each consisting of one share of the Company’s common stock, and one February 2023 Warrant, and (ii) 156,952 Pre-Funded Units, each consisting of one February 2023 Pre-Funded Warrant to and one February 2023 Warrant. The public offering price was $26.532 per Unit and $26.522 per Pre-Funded Unit. The February 2023 Offering closed on February 10, 2023. In connection with the February 2023 Offering, the investor entered into the February 2023 Warrant Amendment Agreement with the Company to amend the exercise price of certain existing warrants to purchase up to an aggregate of 87,666 shares of common stock that were previously issued to the Investor, with an exercise price of $58.50 per share and an expiration date of January 7, 2028. Pursuant to the Warrant Amendment Agreement, the amended warrants have a reduced exercise price of $24.70 per share following the closing of the February 2023 Offering. The Company calculated an incremental fair value of $176 by calculating the excess of the fair value of the modified over the fair value of that instrument immediately before it is modified. This increase in fair value was recorded in additional paid in capital.

On September 1, 2023, the Company entered into an inducement offer letter agreement (the “Inducement Letter”) with a certain holder (the “Holder”) of certain of its existing warrants to purchase up to an aggregate of 276,117 shares of common stock issued to the Holder on July 7, 2022 (as amended on February 10, 2023), and (ii) February 10, 2023 (collectively, the “Existing Warrants”).

Pursuant to the Inducement Letter, the Holder agreed to exercise for cash its Existing Warrants to purchase an aggregate of 276,117 shares of common stock at a reduced exercise price of $8.30 per share in consideration of the Company’s agreement to issue new unregistered common stock purchase warrants (the “September 2023 Warrants”), as described below, to purchase up to an aggregate of 552,234 shares of the Company’s common stock.

The closing of the transactions contemplated pursuant to the Inducement Letter occurred on September 6, 2023 (the “Closing Date”). The Company received aggregate gross proceeds of approximately $2,292 from the exercise of the Existing Warrants by the Holder (the “Exercise”), before deducting placement agent fees and other offering expenses payable by the Company. The Company used 50% of the net proceeds from the Exercise to repay a portion of its outstanding obligations under the Jackson Notes and 50% of the net proceeds from the Exercise to repay a portion of its outstanding obligations pursuant to the Credit and Security Agreement with MidCap.

The Company issued to Wainwright or its designees warrants (the “September 2023 Placement Agent Warrants”) to purchase up to 20,709 shares of common stock. The September 2023 Placement Agent Warrants have substantially the same terms as the September 2023 Warrants, except that the September 2023 Placement Agent Warrants have an exercise price equal to $10.375 per share and are immediately exercisable on or after the Stockholder Approval Date (as defined in the September 2023 Warrants) until the five year anniversary of the Stockholder Approval Date.

On September 8, 2024, the Company entered into a securities exchange agreement (the “Exchange Agreement”) with a certain institutional investor (the “Holder”) pursuant to which the Company agreed to issue an aggregate of (i) 101,190 shares of common stock and (ii) a pre-funded warrant to purchase up to 411,630 shares of common stock in exchange for a certain outstanding warrant held by the Holder to purchase up to 552,234 shares of common stock at an exercise price\ of $8.30 per share (the “Exchange”). The Company has cancelled the warrant reacquired in the Exchange and such warrant will not be reissued.

Transactions involving the Company’s warrant issuances are summarized as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2022	170,369	$96.10
Issued	863,193	20.59
Exercised	(276,117)	5.90
Expired or cancelled	(87,665)	58.50
Outstanding at December 30, 2023	669,780	34.80
Issued	—	—
Exercised	(433,936)	13.03
Expired or cancelled	(138,968)	17.18
Outstanding at September 28, 2024	96,876	$240.77

The following table summarizes warrants outstanding as of September 28, 2024:

Exercise Price	Number Outstanding and Exercisable	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise price
$24.70 – $3,000.00	96,876	2.88	$240.77

Stock Options

A summary of option activity during the quarter ended September 28, 2024, is presented below:

	Options	Weighted Average Exercise Price
Outstanding at December 31, 2022	5,151	$500.60
Granted	—	—
Exercised	—	—
Expired or cancelled	—	—
Outstanding at December 30, 2023	5,151	500.06
Granted	—	—
Exercised	—	—
Expired or cancelled	(33)	5,303.57
Outstanding at September 28, 2024	5,118	$498.53

The Company recorded share-based payment expense of $183, $545, $227 and $1,167 for the three and nine month periods ended September 28, 2024 and September 30, 2023, respectively.

Limited Duration Stockholder Rights Agreement

On September 27, 2023, the board of directors (the “Board”) of the Company declared a dividend of one preferred share purchase right (a “Right”) for each outstanding share of common stock and. 03889 Rights for each outstanding share of Series H Preferred Stock (collectively with the common stock, the “Voting Stock”). The dividend was paid on October 21, 2023 to the stockholders of record at the close of business on October 21, 2023 (the “Record Date”). Each Right initially entitles the registered holder to purchase from the Company one one-thousandth of a share of Series A Junior Participating Preferred Stock, par value $0.0001 per share, of the Company (the “Preferred Stock”) at a price of $20.75 per one one-thousandth of a share of Preferred Stock (the “Purchase Price”), subject to adjustment. The description and terms of the Rights are set forth in a Rights Agreement, dated as of October 1, 2023, as the same may be amended from time to time (the “Rights Agreement”), between the Company and Securities Transfer Corporation, as Rights Agent.

Until the close of business on the earlier of (i) 10 business days following the first date of public announcement (which, for purposes of this definition, shall include, without limitation, a report filed pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) by the Company or an Acquiring Person (as defined below) that an Acquiring Person has become such, or such other date, as determined by the Board, on which a Person has become an Acquiring Person, or (ii) 10 business days (or such later date as may be determined by action of the Board prior to such time as any person or group of affiliated or associated persons becomes an Acquiring Person) after the date of the commencement of, or the first public announcement of an intention to commence, a tender or exchange offer the consummation of which would result in any person or group of affiliated or associated persons becoming an Acquiring Person (the earlier of such dates being called the “Distribution Date”), (x) the Rights will be evidenced by the certificates representing the Voting Stock registered in the names of the holders thereof (or by book entry shares in respect of such Voting Stock) and not by separate Right Certificates (as defined below), and (y) the Rights will be transferable only in connection with the transfer of Voting Stock.

Until the Distribution Date (or earlier expiration of the Rights), (i) new Voting Stock certificates issued after the Record Date upon transfer or new issuances of Voting Stock will contain a legend incorporating the terms of the Rights Agreement by reference, and (ii) the surrender for transfer of any certificates representing Voting Stock (or book entry shares of Voting Stock) outstanding as of the Record Date will also constitute the transfer of the Rights associated with the shares of Voting Stock represented thereby. As soon as practicable following the Distribution Date, separate certificates evidencing the Rights (“Right Certificates”) will be mailed to holders of record of the Voting Stock as of the close of business on the Distribution Date and such separate Right Certificates alone will evidence the Rights.

Except as otherwise provided in the Rights Agreement, the Rights are not exercisable until the Distribution Date. The Rights will expire on the earliest of (i) October 2, 2026 or such later date as may be established by the Board prior to the expiration of the Rights, (ii) the time at which the Rights are redeemed pursuant to the terms of the Rights Agreement, (iii) the closing of any merger or other acquisition transaction involving the Company pursuant to an agreement of the type described in the Rights Agreement at which time the Rights are terminated, or (iv) the time at which such Rights are exchanged pursuant to the terms of the Rights Agreement.

The Purchase Price payable, and the number of shares of Preferred Stock or other securities or property issuable, upon exercise of the Rights is subject to adjustment from time to time, among others, (i) in the event of a stock dividend on, or a subdivision, combination or reclassification of, the Preferred Stock, (ii) upon the grant to holders of the Preferred Stock of certain rights or warrants to subscribe for or purchase Preferred Stock at a price, or securities convertible into Preferred Stock with a conversion price, less than the then-current market price of the Preferred Stock, or (iii) upon the distribution to holders of the Preferred Stock of evidences of indebtedness or assets (excluding regular periodic cash dividends or dividends payable in Preferred Stock) or of subscription rights or warrants (other than those referred to above).

The number of outstanding Rights is subject to adjustment in the event of a stock dividend on any class or series of Voting Stock payable in shares of a class or series of Voting Stock or subdivisions, consolidations or combinations of any class or series of Voting Stock occurring, in any such case, prior to the Distribution Date.

Shares of Preferred Stock purchasable upon exercise of the Rights will not be redeemable. Each share of Preferred Stock will be entitled, when, as and if declared, to a minimum preferential quarterly dividend payment of the greater of (a) $100.00 and (b) the sum of (1) 10,000 (subject to adjustments for stock dividends, stock splits, or stock combinations) times the aggregate per share amount of all cash dividends, plus (2) 10,000 (subject to adjustments for stock dividends, stock splits, or stock combinations) times the aggregate per share amount (payable in kind) of all non-cash dividends or other distributions other than a dividend payable in shares of common stock, or a subdivision of the outstanding shares of common stock (by reclassification or otherwise), in each case declared on the common stock. In the event of liquidation, dissolution or winding up of the Company, the holders of the Preferred Stock will be entitled to a minimum preferential payment of the greater of (a) $100.00 per share (plus any accrued but unpaid dividends and distributions), and (b) an amount equal to 10,000 times (subject to adjustments for stock dividends, stock splits, or stock combinations) made per share amount of all cash and other property to be distributed in respect of common stock. Each share of Preferred Stock will be initially entitled to 10,000 votes (subject to adjustment for stock dividends, stock splits, or stock combinations). In addition to voting together with the holders of common stock for the election of other directors of the Company, the holders of Preferred Stock, voting separately as a class to the exclusion of the holders of common stock, shall be entitled at the meeting of stockholders (and at each subsequent annual meeting of stockholders), unless all dividends in arrears on the Preferred Stock have been paid or declared and set apart for payment prior thereto, to vote for the election of two directors of the Company. Holders of Preferred Stock shall otherwise have no special voting rights and their consent shall not be required (except to the extent they are entitled to vote with holders of common stock as set forth herein) for taking any corporate action, other than as required by law.

In the event of any merger, consolidation, combination or other transaction in which outstanding shares of common stock are converted or exchanged, each share of Preferred Stock will be entitled to receive 10,000 times the aggregate amount of stock, securities, cash and/or any other property (payable in kind), as the case may be, into which or for which each share of common stock is changed or exchanged.

In the event that any person or group of affiliated or associated persons becomes an Acquiring Person (the first occurrence of such event, a “Flip-In Event”), each holder of a Right, other than Rights beneficially owned by the Acquiring Person (which will thereupon become void), will thereafter have the right to receive upon exercise of a Right that number of shares of common stock equal to the number of shares of common stock obtained by dividing the Purchase Price (subject to adjustments) by 50% of the current per share market price of the common stock on the date of the Flip-In Event. Except in certain situations, a person or group of affiliated or associated persons becomes an “Acquiring Person” upon acquiring beneficial ownership of 10% (20% in the case of a Passive Investor (as defined in the Rights Agreement)) or more in voting power of the shares of Voting Stock then outstanding, subject to certain exclusions. Under the Rights Agreement, a “Passive Investor” is generally a person who or which has reported or is required to report beneficial ownership of shares of Voting Stock on Schedule 13G under the Exchange Act. Certain synthetic interests in securities created by derivative positions are treated under the Rights Agreement as beneficial ownership of the number of shares of Voting Stock equivalent to the economic exposure created by the derivative security, to the extent actual shares of Voting Stock are directly or indirectly beneficially owned by a counterparty to such derivative security.

In the event that, after a Flip-In Event, the Company is acquired in a merger or other business combination transaction or 50% or more of its consolidated assets or earning power are sold, proper provisions will be made so that each holder of a Right (other than Rights beneficially owned by an Acquiring Person which will have become void) will thereafter have the right to receive upon the exercise of a Right that number of shares of common stock equal to the result obtained by dividing the Purchase Price (subject to adjustments) by 50% of the current per share market price of the common stock of such person(s) (or its parent) with whom the Company has engaged in the foregoing transaction.

At any time after a Flip-In Event and prior to the acquisition by an Acquiring Person of 50% or more in voting power of the shares of Voting Stock then outstanding, the Board may, at its option, exchange the Rights (other than Rights owned by such Acquiring Person which will have become void), in whole or in part, for shares of common stock, at an exchange ratio of one share of common stock per Right.

With certain exceptions, no adjustment in the Purchase Price will be required unless such adjustment would require an increase or decrease of at least 1% in such Purchase Price. No fractional shares of Preferred Stock or common stock will be issued (other than fractions of Preferred Stock which are integral multiples of one one-thousandth of a share of Preferred Stock, which may, at the election of the Company, be evidenced by depositary receipts), and in lieu thereof an adjustment in cash will be made based on the current market price of the Preferred Stock or the common stock.

At any time prior to a Flip-In Event, the Board may redeem all but not less than the then outstanding Rights at a price of $0.1 per Right, subject to adjustment (the “Redemption Price”) payable, at the option of the Company, in cash, shares of common stock or such other form of consideration as the Board shall determine. The redemption of the Rights may be made effective at such time, on such basis and with such conditions as the Board in its sole discretion may establish. Immediately upon any redemption of the Rights, the right to exercise the Rights will terminate and the only right of the holders of Rights will be to receive the Redemption Price.

For so long as the Rights are then redeemable, the Company may, in its sole discretion, except with respect to the Redemption Price, supplement or amend any provision in the Rights Agreement without the approval of any holders of the Rights. After the Rights are no longer redeemable, the Company may, except with respect to the Redemption Price, supplement or amend the Rights Agreement without the approval of any holders of Rights, provided that no such supplement or amendment may adversely affect the interests of holders of the Rights, cause the Rights Agreement to become amendable contrary to the provisions of the Rights Agreement, or cause the Rights to again to become redeemable.

Until a Right is exercised or exchanged, the holder thereof, as such, will have no rights as a stockholder of the Company, including, without limitation, the right to vote or to receive dividends.

NOTE 13 — STOCKHOLDERS’ (DEFICIT) EQUITY

The Company issued the following shares of common stock during the twelve-month period ended December 30, 2023:

Shares issued to/for:	Number of Common Shares Issued	Fair Value of Shares Issued	Fair Value at Issuance (minimum and maximum per share)
Equity raise	1,884,516	$4,113	$2.65	$2.65
Employees	177,305	561	$2.82	$2.82
Board and committee members	160,000	155	$3.02	$9.65
Warrants Exercised per inducement letter	550,000	1,994	$0.83	$0.83
Shares issued in connection with debt – related party	200,000	128	$0.64	$0.64
	2,971,821	$6,951

The Company issued the following shares of common stock during the twelve-month period ended December 31, 2022:

Shares issued to/for:	Number of Common Shares Issued	Fair Value of Shares Issued	Fair Value at Issuance (minimum and maximum per share)
Equity raise	657,858	$4,013	$6.10	$6.10
Board and committee members	63,000	201	3.02	9.65
Related party shares	100,000	257	2.57	2.57
Consultants	36,000	113	3.02	7.40
	856,858	$4,584

The Company’s authorized common stock consists of 250,000,000 shares having a par value of $0.00001. As of the end of Fiscal 2023 and Fiscal 2022, the Company has issued and outstanding 5,601,020 and 2,629,199 common shares, respectively.

Increase of Authorized Common Stock

On December 27, 2023, stockholders approved an amendment to our Charter to increase the number of authorized shares of common stock, par value $0.00001, from 200,000,000 to 250,000,000 and to make a corresponding change to the number of authorized shares of capital stock

We previously had a total of 220,000,000 shares of capital stock authorized under our Charter, consisting of 200,000,000 shares of Common Stock and 20,000,000 shares of preferred stock, par value $0.00001 per share (the “Preferred Stock”). This approval allowed our Board to file the Common Stock Increase Amendment with the office of the Delaware Secretary of State, which has the effect of increasing the number of authorized shares of Common Stock from 200,000,000 to 250,000,000 and increasing the number of authorized shares of all classes of stock from 220,000,000 to 270,000,000. The number of shares of authorized Preferred Stock would remain unchanged.

July 2022 Private Placement

On July 1, 2022, we entered into a securities purchase agreement with certain institutional and accredited investors for the issuance and sale of a private placement of 657,858 shares of common stock or pre-funded warrants to purchase shares of common stock, and warrants (the “July 2022 Warrants”) to purchase up to 657,858 shares of common stock, with an exercise price of $5.85 per share. The July 2022 Warrants are exercisable immediately upon issuance and have a term of exercise equal to five and one-half years from the date of issuance. The combined purchase price for one share of common stock (or pre-funded warrant) and one associated warrant to purchase one share of common stock was $6.10.

In connection with the private placement, each investor entered into Warrant Amendment Agreements to amend the exercise prices of certain existing warrants to purchase up to an aggregate of 657,858 shares of our common stock that were previously issued to the investors, with exercise prices ranging from $18.50 to $38.00 per share and expiration dates ranging from July 22, 2026, to November 1, 2026. The Warrant Amendment Agreements became effective upon the closing of the July 2022 Private Placement and pursuant to the Warrant Amendment Agreements, the amended warrants have a reduced exercise price of $5.85 per share and expire five and one-half years following the closing of the July 2022 Private Placement.

Third Amended and Restated Note Purchase Agreement

On October 27, 2022, the Company entered into the Third Amended and Restated Note Purchase Agreement with Jackson, which amended and restated the Amended Note Purchase Agreement, dated October 26, 2020, as amended, and issued to Jackson the Jackson Notes, with a remaining outstanding principal balance of approximately $9.0 million.

In connection with the amendment and restatement, the Company paid Jackson an amendment fee of $39. The Company accounted for the Amended Note Purchase Agreement as a modification of the debt. Accordingly, fees totaling $39 paid to Jackson as well issuance of 100,000 common stock shares valued at $257, issuance of 24,332 five year warrants with a strike price of $3.06 expiring October 27, 2027 and the modification of 15,093 warrants from a strike price of $60.00 to $3.06 and the extension of the warrant expiration date of January 26, 2026 to October 27, 2027, resulting in a fair value adjustment of $29, were all recorded as additional debt discount which will be amortized over the term of the 2022 Jackson Note using the effective interest method.

On June 30, 2023, the Company and Jackson entered into an amendment (“Amendment No. 1”) to the 2022 Jackson Note to amend the interest payment dates of September 30, 2023, August 1, 2023, and September 1, 2023 to October 1, 2023, November 1, 2023 and December 1, 2023, respectively.

Restricted Shares

The Company has issued shares of restricted stock to employees and members of the Board under its 2015 Omnibus Incentive Plan, 2016 Omnibus Incentive Plan, 2020 Omnibus Plan and 2021 Omnibus Inventive Plan. Under these plans, the shares are restricted for a period of three years from issuance. As of Fiscal 2023, the Company has issued a total of 228,208 restricted shares of common stock to employees and Board members that remain restricted. In accordance with ASC 718, Compensation — Stock Compensation, the Company recognizes stock-based compensation from restricted stock based upon the fair value of the award at issuance over the vesting term on a straight-line basis. The fair value of the award is calculated by multiplying the number of restricted shares by the Company’s stock price on the date of issuance. The impact of forfeitures has historically been immaterial to the financial statements. In Fiscal 2023 and 2022, the Company recorded compensation expense associated with these restricted shares of $1,392 and $511, respectively. The table below is a rollforward of unvested restricted shares issued to employees and board of directors.

	Restricted Shares	Weighted Average Price Per Share
Outstanding at January 1, 2022	5,976	$50.00
Granted	63,000	3.20
Vested/adjustments	(384)	88.80
Outstanding at December 31, 2022	68,592	6.72
Granted	337,305	2.30
Vested/adjustments	(177,689)	2.88
Balance at December 30, 2023	228,208	$3.18

Series A Preferred Stock — Related Party

On January 21, 2020, the Company converted the shares of Series A Preferred Stock awarded to Mr. Briand into 271 shares of common stock. On January 8, 2021, the Company converted the shares awarded to Mr. Flood into 451 shares of common stock. The Company has $125 and $125 of dividends payable to Series A Preferred Stockholders at the end of Fiscal 2023 and Fiscal 2022, respectively.

Warrants

In connection with the private placement consummated in July 2022 (the “July 2022 Private Placement”), on July 7, 2022, the Company entered into warrant amendment agreements (the “Warrant Amendment Agreements”) with each of the nine existing participating investors, which amended warrants to purchase up to 657,858 shares of common stock (prior to amendment, the “Original Warrants”). The Original Warrants had exercise price that ranged from $18.50 to $38.00 per share and expiration dates that ranged from July 22, 2026 to November 1, 2026. The Warrant Amendment Agreements reduced the exercise price of the Original Warrants to $5.85 per share and extended the expiration date to January 7, 2028, the date that is five and one-half years following the closing of the July 2022 Private Placement. The Company calculated an incremental fair value of $837 by calculating the excess, of the fair value of the modified over the fair value of that instrument immediately before it is modified. This increase in fair value was recorded in additional paid in capital.

In connection with the Third Amended and Restated Note Purchase Agreement, the Company (i) issued five year warrants to purchase up to an aggregate of 24,332 shares of common stock at an exercise price of $3.06 per share, which expire on October 27, 2027, and (ii) amended certain warrants to purchase up to an aggregate of 15,093 shares of common stock such that the exercise price was reduced from $60.00 per share to $3.06 per share, and the expiration date of the warrant was extended from January 26, 2026 to October 27, 2027, which resulted in a fair value adjustment of $29. These warrants were recorded as additional debt discount which will be amortized over the term of the 2022 Jackson Note using the effective interest method.

On September 1, 2023, the Company entered into an inducement offer letter agreement (the “Inducement Letter”) with a certain holder (the “Holder”) of certain of its existing warrants to purchase up to an aggregate of 2,761,170 shares of common stock issued to the Holder on July 7, 2022 (as amended on February 10, 2023), and (ii) February 10, 2023 (collectively, the “Existing Warrants”).

Pursuant to the Inducement Letter, the Holder agreed to exercise for cash its Existing Warrants to purchase an aggregate of 2,761,170 shares of common stock at a reduced exercise price of $0.83 per share in consideration of the Company’s agreement to issue new unregistered common stock purchase warrants (the “September 2023 Warrants”), as described below, to purchase up to an aggregate of 5,522,340 shares of the Company’s common stock.

The closing of the transactions contemplated pursuant to the Inducement Letter occurred on September 6, 2023 (the “Closing Date”). The Company received aggregate gross proceeds of approximately $2,292 from the exercise of the Existing Warrants by the Holder (the “Exercise”), before deducting placement agent fees and other offering expenses payable by the Company. The Company used 50% of the net proceeds from the Exercise to repay a portion of its outstanding obligations under the Jackson Notes and 50% of the net proceeds from the Exercise to repay a portion of its outstanding obligations pursuant to the Credit and Security Agreement with MidCap.

The Company issued to Wainwright or its designees warrants (the “September 2023 Placement Agent Warrants”) to purchase up to 207,088 shares of common stock. The September 2023 Placement Agent Warrants have substantially the same terms as the September 2023 Warrants, except that the Placement Agent Warrants have an exercise price equal to $1.0375 per share and are immediately exercisable on or after the Stockholder Approval Date (as defined in the September 2023 Warrants) until the five year anniversary of the Stockholder Approval Date.

Transactions involving the Company’s warrant issuances are summarized as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2022	972,495	$26.88
Issued	1,404,478	5.83
Exercised	—	—
Expired or cancelled	(673,285)	26.84
Outstanding at December 31, 2022	1,703,688	9.61
Issued	8,631,937	1.40
Exercised	(2,761,170)	0.59
Expired or cancelled	(876,654)	5.85
Balance at December 30, 2023	6,697,801	$3.48

The following table summarizes warrants outstanding as of December 30, 2023:

Exercise Price	Number Outstanding and Exercisable	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise price
$3.06 – $3,750.00	6,697,801	3.41	$3.48

Incentive Plans

2014 Equity Incentive Plan

On January 28, 2014, our Board adopted the 2014 Equity Incentive Plan (the “2014 Plan”.) Under the 2014 Plan, we may grant options to employees, directors, senior management of the Company and, under certain circumstances, consultants. The purpose of the 2014 Plan is to retain the services of the group of persons eligible to receive option awards, to secure and retain the services of new members of this group and to provide incentives for such persons to exert maximum efforts for the success of the Company and its affiliates. A maximum of 5,000 shares of common stock has been reserved for issuance under this plan. The 2014 Plan expires on January 28, 2024. As of December 30, 2023, the Company had issued 5,000 options and shares of common stock pursuant to the 2014 Plan and therefore there are no remaining shares eligible to be issued under the 2014 Plan.

2015 Omnibus Incentive Plan

On September 23, 2015, our Board adopted the 2015 Omnibus Incentive Plan (the “2015 Plan”.) This plan has not been approved by our stockholders. Under the 2015 Plan, we may grant a variety of equity instruments to employees, directors, senior management of the Company and, under certain circumstances, consultants. The purpose of the 2015 Plan is to retain the services of the group of persons eligible to receive option awards, to secure and retain the services of new members of this group and to provide incentives for such persons to exert maximum efforts for the success of the Company and its affiliates.

The 2015 Plan provides for an aggregate of 9,000 shares of common stock to be available for awards under the 2015 Plan (“Awards”.) The number of shares available for grant pursuant to Awards under the 2015 Plan is referred to as the “Available Shares.” If an Award is forfeited, canceled, or if any Option terminates, expires or lapses without being exercised, the common stock subject to such Award will again be made available for future grant. However, shares that are used to pay the exercise price of an Option or that are withheld to satisfy the Participant’s tax withholding obligation will not be available for re-grant under the 2015 Plan.

The Plan will have a term of ten years and no further Awards may be granted under the 2015 Plan after that date. As of December 30, 2023, the Company had issued 9,000 in options and shares of common stock and therefore there are no remaining options and shares of common stock under this plan.

2016 Omnibus Incentive Plan

On October 25, 2016, our Board adopted the 2016 Omnibus Incentive Plan (the “2016 Plan”) to, among other things, attract and retain the best available personnel, to provide additional incentive to employees, directors and consultants and to promote the success of the Company’s business. The 2016 Plan’s terms and conditions are similar to that of the 2015 Plan. On January 26, 2017, our stockholders approved the 2016 Plan, pursuant to which 50,000 shares of the Company’s common stock will be reserved for issuance under stock, restricted stock and stock option awards. On May 30, 2018, our stockholders approved an amendment to the 2016 Plan to increase the total number of shares reserved for issuance under the 2016 Plan to 125,000 shares of the Company’s common stock. As of December 30, 2023, we had issued 123,428 shares and options to purchase shares of common stock pursuant to the 2016 Plan, leaving 1,573 shares remaining under the 2016 Plan.

A summary of option activity during Fiscal 2023 and Fiscal 2022 of the Company’s 2014 Equity Incentive Plan, 2015 Omnibus Incentive Plan and the 2016 Omnibus Incentive Plan is presented below:

	Options	Weighted Average Exercise Price
Outstanding at January 1, 2022	1,302	$1,665.60
Granted	50,000	7.80
Exercised	—	—
Expired or cancelled	—	—
Outstanding at December 31, 2022	51,302	50.06
Granted	—	—
Exercised	—	—
Expired or cancelled	—	—
Balance at December 30, 2023	51,302	$50.06

During Fiscal 2023 and Fiscal 2022, the Company recorded total share-based payment expense of $66 and $70, respectively, in connection with all options outstanding.

The total future compensation cost related to options not yet amortized is $197 at fiscal 2023. The Company will recognize this charge over approximately 3.1 years.

2019 Long-Term Incentive Plan

In January 2019, the Company’s Board approved the 2019 Long-Term Incentive Plan (the “2019 LTIP”).

The Board granted 6,084 units to adequately motivate the participants and drive performance for the period.

Units vest upon the following:

•        50% upon the employee being in good standing on December 31, 2020; and,

•        50% upon the average share price of the Company’s common stock during the 90-day period leading up to December 31, 2020, based upon the following Vesting Rate table:

Average 2019 Price	Vesting Rate
<$480 per share	0
>$480 per share	Pro-rated
>=$720 per share	Full Vesting

On January 8, 2021, the Company issued 2,584 shares to the remaining 50% of eligible employees in good standing on December 31, 2020. The remaining shares available in this plan expired. The Company has recognized expense of $0 and $4 related to the 2019 LTIP in Fiscal 2023 and Fiscal 2022, respectively.

2020 Omnibus Incentive Plan

On June 30, 2020, the Board approved the 2020 Omnibus Incentive Plan (the “2020 Plan”) pursuant to which we may grant equity incentive awards to key employees, key contractors, and non-employee directors of the Company. The 2020 Plan provides for the granting of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights, and other awards, which may be granted singly or in combination, and that may be paid in cash, shares of our common stock, or a combination of cash and common stock. A total of 12,500 shares of common stock were reserved for grant under the 2020 Plan, plus any awards reserved under the Company’s prior equity incentive plans, subject to adjustment in certain circumstances to prevent dilution or enlargement. On September 29, 2020, our stockholders approved the 2020 Plan. As of December 31, 2022, we had issued 12,500 shares and options to purchase shares of common stock pursuant to the 2020 Plan, therefore leaving 0 shares remaining under the 2020 Plan. The 2020 Plan will terminate on June 30, 2030.

2021 Omnibus Incentive Plan

On October 14, 2021, the Company held its 2021 virtual annual meeting of stockholders. At the annual meeting, the Company’s stockholders approved the 2021 Omnibus Incentive Plan, pursuant to which the Company may grant equity incentive awards to key employees, key contractors, and non-employee directors of the Company. The Plan provides for the granting of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights, and other awards, which may be granted singly or in combination, and that may be paid in cash, shares of the Company’s common stock, or a combination of cash and common stock. A total of 200,000 shares of common stock are reserved for grant under the Plan subject to adjustment in certain circumstances to prevent dilution or enlargement. The Plan had been previously approved by the Company’s board of directors on August 17, 2021, subject to stockholder approval, and will terminate on August 17, 2031.

On December 27, 2021, the Company held a special meeting of stockholders. At the special meeting, the Company’s stockholders approved an amendment to the Company’s 2021 Omnibus Incentive Plan to increase the number of shares of common stock available for issuance pursuant to awards under the 2021 Plan by an additional 300,000 shares, to a total of 500,000 shares of our common stock. As of December 30, 2023, we had issued 148,727 shares and options to purchase shares of common stock pursuant to the 2021 Plan, therefore leaving 351,273 shares remaining under the 2021 Plan. The 2021 Plan will terminate on June 30, 2031.

On December 27, 2023, the Stockholders’ approved an amendment to the 2021 Plan, to increase the number of shares of common stock available for issuance pursuant to awards under the 2021 by an additional 1,560,000, to a total of 2,060,000.

Limited Duration Stockholder Rights Agreement

On September 27, 2023, the board of directors (the “Board”) of the Company declared a dividend of one preferred share purchase right (a “Right”) for each outstanding share of common stock and .3889 Rights for each outstanding share of Series H Preferred Stock (collectively with the common stock, the “Voting Stock”). The dividend was paid on October 21, 2023 to the stockholders of record at the close of business on October 21, 2023 (the “Record Date”). Each Right initially entitles the registered holder to purchase from the Company one one-thousandth of a share of Series A Junior Participating Preferred Stock, par value $0.00001 per share, of the Company (the “Preferred Stock”) at a price of $2.75 per one one-thousandth of a share of Preferred Stock (the “Purchase Price”), subject to adjustment. The description and terms of the Rights are set forth in a Rights Agreement, dated as of October 1, 2023, as the same may be amended from time to time (the “Rights Agreement”), between the Company and Securities Transfer Corporation, as Rights Agent.

Until the close of business on the earlier of (i) 10 business days following the first date of public announcement (which, for purposes of this definition, shall include, without limitation, a report filed pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) by the Company or an Acquiring Person (as defined below) that an Acquiring Person has become such, or such other date, as determined by the Board, on which a Person has become an Acquiring Person, or (ii) 10 business days (or such later date as may be determined by action of the Board prior to such time as any person or group of affiliated or associated persons becomes an Acquiring Person) after the date of the commencement of, or the first public announcement of an intention to commence, a tender or exchange offer the consummation of which would result in any person or group of affiliated or associated persons becoming an Acquiring Person (the earlier of such dates being called the “Distribution Date”), (x) the Rights will be evidenced by the certificates representing the Voting Stock registered in the names of the holders thereof (or by book entry shares in respect of such Voting Stock) and not by separate Right Certificates (as defined below), and (y) the Rights will be transferable only in connection with the transfer of Voting Stock.

Until the Distribution Date (or earlier expiration of the Rights), (i) new Voting Stock certificates issued after the Record Date upon transfer or new issuances of Voting Stock will contain a legend incorporating the terms of the Rights Agreement by reference, and (ii) the surrender for transfer of any certificates representing Voting Stock (or book entry shares of Voting Stock) outstanding as of the Record Date will also constitute the transfer of the Rights associated with the shares of Voting Stock represented thereby. As soon as practicable following the Distribution Date, separate certificates evidencing the Rights (“Right Certificates”) will be mailed to holders of record of the Voting Stock as of the close of business on the Distribution Date and such separate Right Certificates alone will evidence the Rights.

Except as otherwise provided in the Rights Agreement, the Rights are not exercisable until the Distribution Date. The Rights will expire on the earliest of (i) October 2, 2026 or such later date as may be established by the Board prior to the expiration of the Rights, (ii) the time at which the Rights are redeemed pursuant to the terms of the Rights Agreement, (iii) the closing of any merger or other acquisition transaction involving the Company pursuant to an agreement of the type described in the Rights Agreement at which time the Rights are terminated, or (iv) the time at which such Rights are exchanged pursuant to the terms of the Rights Agreement.

The Purchase Price payable, and the number of shares of Preferred Stock or other securities or property issuable, upon exercise of the Rights is subject to adjustment from time to time, among others, (i) in the event of a stock dividend on, or a subdivision, combination or reclassification of, the Preferred Stock, (ii) upon the grant to holders of the Preferred Stock of certain rights or warrants to subscribe for or purchase Preferred Stock at a price, or securities convertible into Preferred

Stock with a conversion price, less than the then-current market price of the Preferred Stock, or (iii) upon the distribution to holders of the Preferred Stock of evidences of indebtedness or assets (excluding regular periodic cash dividends or dividends payable in Preferred Stock) or of subscription rights or warrants (other than those referred to above).

The number of outstanding Rights is subject to adjustment in the event of a stock dividend on any class or series of Voting Stock payable in shares of a class or series of Voting Stock or subdivisions, consolidations or combinations of any class or series of Voting Stock occurring, in any such case, prior to the Distribution Date.

Shares of Preferred Stock purchasable upon exercise of the Rights will not be redeemable. Each share of Preferred Stock will be entitled, when, as and if declared, to a minimum preferential quarterly dividend payment of the greater of (a) $10.00 and (b) the sum of (1) 1,000 (subject to adjustments for stock dividends, stock splits, or stock combinations) times the aggregate per share amount of all cash dividends, plus (2) 1,000 (subject to adjustments for stock dividends, stock splits, or stock combinations) times the aggregate per share amount (payable in kind) of all non-cash dividends or other distributions other than a dividend payable in shares of common stock, or a subdivision of the outstanding shares of common stock (by reclassification or otherwise), in each case declared on the common stock. In the event of liquidation, dissolution or winding up of the Company, the holders of the Preferred Stock will be entitled to a minimum preferential payment of the greater of (a) $10.00 per share (plus any accrued but unpaid dividends and distributions), and (b) an amount equal to 1,000 times (subject to adjustments for stock dividends, stock splits, or stock combinations) made per share amount of all cash and other property to be distributed in respect of common stock. Each share of Preferred Stock will be initially entitled to 1,000 votes (subject to adjustment for stock dividends, stock splits, or stock combinations). In addition to voting together with the holders of common stock for the election of other directors of the Company, the holders of Preferred Stock, voting separately as a class to the exclusion of the holders of common stock, shall be entitled at the meeting of stockholders (and at each subsequent annual meeting of stockholders), unless all dividends in arrears on the Preferred Stock have been paid or declared and set apart for payment prior thereto, to vote for the election of two directors of the Company. Holders of Preferred Stock shall otherwise have no special voting rights and their consent shall not be required (except to the extent they are entitled to vote with holders of common stock as set forth herein) for taking any corporate action, other than as required by law.

In the event of any merger, consolidation, combination or other transaction in which outstanding shares of common stock are converted or exchanged, each share of Preferred Stock will be entitled to receive 1,000 times the aggregate amount of stock, securities, cash and/or any other property (payable in kind), as the case may be, into which or for which each share of common stock is changed or exchanged.

In the event that any person or group of affiliated or associated persons becomes an Acquiring Person (the first occurrence of such event, a “Flip-In Event”), each holder of a Right, other than Rights beneficially owned by the Acquiring Person (which will thereupon become void), will thereafter have the right to receive upon exercise of a Right that number of shares of common stock equal to the number of shares of common stock obtained by dividing the Purchase Price (subject to adjustments) by 50% of the current per share market price of the common stock on the date of the Flip-In Event. Except in certain situations, a person or group of affiliated or associated persons becomes an “Acquiring Person” upon acquiring beneficial ownership of 10% (20% in the case of a Passive Investor (as defined in the Rights Agreement)) or more in voting power of the shares of Voting Stock then outstanding, subject to certain exclusions. Under the Rights Agreement, a “Passive Investor” is generally a person who or which has reported or is required to report beneficial ownership of shares of Voting Stock on Schedule 13G under the Exchange Act. Certain synthetic interests in securities created by derivative positions are treated under the Rights Agreement as beneficial ownership of the number of shares of Voting Stock equivalent to the economic exposure created by the derivative security, to the extent actual shares of Voting Stock are directly or indirectly beneficially owned by a counterparty to such derivative security.

In the event that, after a Flip-In Event, the Company is acquired in a merger or other business combination transaction or 50% or more of its consolidated assets or earning power are sold, proper provisions will be made so that each holder of a Right (other than Rights beneficially owned by an Acquiring Person which will have become void) will thereafter have the right to receive upon the exercise of a Right that number of shares of common stock equal to the result obtained by dividing the Purchase Price (subject to adjustments) by 50% of the current per share market price of the common stock of such person(s) (or its parent) with whom the Company has engaged in the foregoing transaction.

At any time after a Flip-In Event and prior to the acquisition by an Acquiring Person of 50% or more in voting power of the shares of Voting Stock then outstanding, the Board may, at its option, exchange the Rights (other than Rights owned by such Acquiring Person which will have become void), in whole or in part, for shares of common stock, at an exchange ratio of one share of common stock per Right.

With certain exceptions, no adjustment in the Purchase Price will be required unless such adjustment would require an increase or decrease of at least 1% in such Purchase Price. No fractional shares of Preferred Stock or common stock will be issued (other than fractions of Preferred Stock which are integral multiples of one one-thousandth of a share of Preferred Stock, which may, at the election of the Company, be evidenced by depositary receipts), and in lieu thereof an adjustment in cash will be made based on the current market price of the Preferred Stock or the common stock.

At any time prior to a Flip-In Event, the Board may redeem all but not less than the then outstanding Rights at a price of $0.01 per Right, subject to adjustment (the “Redemption Price”) payable, at the option of the Company, in cash, shares of common stock or such other form of consideration as the Board shall determine. The redemption of the Rights may be made effective at such time, on such basis and with such conditions as the Board in its sole discretion may establish. Immediately upon any redemption of the Rights, the right to exercise the Rights will terminate and the only right of the holders of Rights will be to receive the Redemption Price.

For so long as the Rights are then redeemable, the Company may, in its sole discretion, except with respect to the Redemption Price, supplement or amend any provision in the Rights Agreement without the approval of any holders of the Rights. After the Rights are no longer redeemable, the Company may, except with respect to the Redemption Price, supplement or amend the Rights Agreement without the approval of any holders of Rights, provided that no such supplement or amendment may adversely affect the interests of holders of the Rights, cause the Rights Agreement to become amendable contrary to the provisions of the Rights Agreement, or cause the Rights to again to become redeemable.

Until a Right is exercised or exchanged, the holder thereof, as such, will have no rights as a stockholder of the Company, including, without limitation, the right to vote or to receive dividends.